Annual Total Returns (Bar Chart) (Invesco Van Kampen Enterprise Fund, Class A, Invesco Van Kampen Enterprise Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Enterprise Fund | Class A, Invesco Van Kampen Enterprise Fund
Annual Total Returns
'01	(20.75%)
'02	(29.60%)
'03	25.64%
'04	3.54%
'05	7.49%
'06	6.52%
'07	12.21%
'08	(44.10%)
'09	65.83%
'10	20.26%